Schedule of Disaggregated of Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 5,000	$ 30,000	$ 3,153,500	$ 591,500
Grant Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues	$ 5,000	$ 30,000
Other Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues
Agex Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues			142,000	34,000
Agex Therapeutics Inc [Member] | Grant Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues			77,000
Agex Therapeutics Inc [Member] | Other Revenues [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenues			$ 65,000	$ 34,000